EARNINGS PER SHARE	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 8. EARNINGS PER SHARE

The following table presents the computation of basic and diluted net loss per common share:

	Three Months Ended September 30, 2021	Three Months Ended September 30, 2020
Numerator:
Net loss	$(1,656,761)	$(1,277,324)
Denominator:
Weighted-average common shares outstanding for basic and diluted net loss per share	9,967,821	7,039,928
Basic and diluted net loss per share	$(0.17)	$(0.18)

THE GLIMPSE GROUP, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

SEPTEMBER 30, 2021 AND 2020

Potentially dilutive securities that were not included in the calculation of diluted net loss per share attributable to common stockholders because their effect would be anti-dilutive are as follows (in common equivalent shares):

	At September 30, 2021	At September 30, 2020
Stock Options	4,360,344	4,184,108
Warrants	87,500	-
Convertible Notes	-	296,111
Total	4,447,844	4,480,219

NOTE 5. EARNINGS PER SHARE

The following table presents the computation of basic and diluted net loss per common share:

	Year Ended June 30, 2021	Year Ended June 30, 2020
Numerator:
Net loss	$(6,091,687)	$(4,993,350)
Denominator:
Weighted-average common shares outstanding for basic and diluted net loss per share	7,259,249	6,923,506
Basic and diluted net loss per share	$(0.84)	$(0.72)

Potentially dilutive securities that were not included in the calculation of diluted net loss per share attributable to common stockholders because their effect would be anti-dilutive are as follows (in common equivalent shares):

	At June 30, 2021	At June 30, 2020
Stock Options	4,740,910	4,092,593
Convertible Notes	324,150	296,111
Total	5,065,060	4,388,704

THE GLIMPSE GROUP, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2021 AND 2020